Commitments and Contingencies	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company is involved from time to time in various legal proceedings and administrative actions related to the normal conduct of its business, including general liability claims, putative class action lawsuits and litigation concerning its products.
Although it is impossible to predict the outcome of any pending legal proceeding, management believes that such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows, except as they relate to asbestos and New Zealand product liability claims as described in these consolidated financial statements.
New Zealand Weathertightness Claims
Since fiscal year 2002, the Company’s New Zealand subsidiaries have been joined in a number of weathertightness claims in New Zealand that relate to residential buildings (single dwellings and apartment complexes) and a small number of non-residential buildings, primarily constructed from 1998 to 2004. The claims often involve multiple parties and allege that losses were incurred due to excessive moisture penetration of the buildings’ structures. The claims typically include allegations of poor building design, inadequate certification of plans, inadequate construction review and compliance certification and deficient work by sub-contractors.
Historically, the Company’s New Zealand subsidiaries have been joined to these claims as one of several co-defendants, including local government entities responsible for enforcing building codes and practices, resulting in the Company’s New Zealand subsidiaries becoming liable for only a portion of each claim. In addition, the Company’s New Zealand subsidiaries have had access to third-party recoveries to defray a portion of the costs incurred in resolving such claims. However, in 2015 the Company and/or its subsidiaries were named as the sole defendants in four claims on behalf of multiple defendants, each of which allege that the New Zealand subsidiaries’ products were inherently defective and that the Company and its subsidiaries breached duties including failure to conduct appropriate testing of these products and systems, failure to warn and misleading and deceptive conduct in relation to the marketing and sale of the products and systems. Two of these claims are against two New Zealand subsidiaries as sole defendants but in two claims, three non-New Zealand Subsidiaries and the Company are named as defendants along with the two New Zealand subsidiaries and a direct New Zealand holding company.
The Company recognizes a liability for asserted and unasserted New Zealand weathertightness claims in the period in which a loss becomes probable and estimable. The amount of a reasonably probable loss is dependent on a number of factors including, without limitation, the specific facts and circumstances unique to each claim, the existence of any co-defendants involved in defending the claim, the solvency of such co-defendants (including the ability of such co-defendants to remain solvent until the related claim is ultimately resolved), the availability of claimant compensation under a government compensation scheme and extent to which the co-defendants and the Company and its subsidiaries have access to third-party recoveries to cover a portion of the costs incurred in defending and resolving such actions. In addition to the above limitations, the total loss incurred is also dependent on the manner and extent to which statutory limitation periods will apply to any received claims.
To the extent that it is probable and estimable, the estimated loss for these matters, net of estimated third-party recoveries, incorporates assumptions that are subject to the foregoing uncertainties and are principally derived from, but not exclusively based on, historical claims experience together with facts and circumstances unique to each claim. If the nature and extent of claims in future periods differ from historical claims experience, the Company's assessment of probable and estimable liability with respect to current asserted claims changes and/or actual liability is different to the estimates, then the actual amount of loss may be materially higher or lower than estimated losses accrued at 31 March 2020.
Environmental and Legal
The operations of the Company, like those of other companies engaged in similar businesses, are subject to several laws and regulations on air and water quality, waste handling and disposal. The Company’s policy is to accrue for environmental costs when it is determined that it is probable that an obligation exists and the amount can be reasonably estimated.